Expense Example, No Redemption - Scharf Global Opportunity ETF - Scharf Global Opportunity ETF Class	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 60
Expense Example, No Redemption, 3 Years	$ 189